Note 11 - Financial Risk Management	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of financial risk management [text block]
11.	Financial risk management

The Company's operations consist of the acquisition, exploration and development of projects primarily in the Americas. The Company examines the various financial risks to which it is exposed and assesses the impact and likelihood of occurrence. These risks may
include credit risk, liquidity risk, currency risk, interest rate risk and other price risks. Where material, these risks are reviewed and monitored by the Board of Directors.

(a)	Market risk

The Company conducts the majority of its business through its equity interest in its associate, Minera Juanicipio (see
Note
6
). Minera Juanicipio is exposed to commodity price risk, specifically to the prices of silver, gold, lead and zinc. Minera Juanicipio will produce and sell these metals which are each subject to market price fluctuations which will affect its profitability and its ability to generate both operating and free cash flow. Minera Juanicipio does not
hedge silver and gold prices, and did
not
enter into any metal hedge positions during the year ended
December 31, 2020
and does
not
have any such positions outstanding at
December 31, 2020.

(b)	Credit risk

Counterparty credit risk is the risk that the financial benefits of contracts with a specific counterparty will be lost if a counterparty defaults on its obligations under the contract. This includes any cash amounts owed to the Company by those counterparties, less any amounts owed to the counterparty by the Company where a legal right of set-off exists and also includes the fair values of contracts with individual counterparties which are recorded in the financial statements.

(i)       Trade credit risk
Minera Juanicipio, in which the Company has a
44%
interest, is transitioning into commercial production and now has pre-production sales (see
Note
2
). Minera Juanicipio sells and receives payment under an offtake agreement upon delivery of its concentrates to Met-Mex Peñoles, S.A. De C.V. (“Met-Mex”), a related party to Fresnillo. Met-Mex has a good history and credit rating, and the Company believes it is not
exposed to significant trade credit risk.

(ii)      Cash
In order to manage credit and liquidity risk, the Company's policy is to invest only in highly rated investment grade instruments backed by Canadian commercial banks.

(iii)     Mexican value added tax
As at
December 31, 2020,
the Company had a receivable of
$53
from the Mexican government for value added tax (
Note
4
). Management expects the balance to be fully recoverable within the year.

The Company's maximum exposure to credit risk is the carrying value of its cash and cash equivalents, accounts receivable, its loan to Minera Juanicipio, and indirectly its
44%
interest in cash and cash equivalents and accounts receivable held in its Investment in Juanicipio joint venture, as follows:

	December 31,	December 31,
	2020	2019
Cash and cash equivalents ( Note 3 )	$94,008	$72,360
Cash and cash equivalents, Minera Juanicipio (44%) (1)	22,661	13,024
Accounts receivable ( Note 4 )	897	83
Value added tax and other receivables, Minera Juanicipio (44%) (1)	13,753	8,432
Loan to Minera Juanicipio ( Notes 6 and 14 ) (1)	63,712	-
	$195,031	$93,899

(
1
)
The expected credit losses take into account future information of the credit worthiness of Minera Juanicipio and are not
considered significant.

(c)	Liquidity risk

The Company has a planning and budgeting process in place to help determine the funds required to support the Company's normal operating requirements, its exploration and development plans, and its various optional property and other commitments (see
Notes
6,
7
and
15
). The annual budget is approved by the Board of Directors. The Company ensures that there are sufficient cash balances to meet its short-term business requirements.

The Company's overall liquidity risk has
not
changed significantly from the prior year.

(d)	Currency risk

The Company is exposed to the financial risks related to the fluctuation of foreign exchange rates, both in the Mexican peso and Canadian dollar, relative to the US$. The Company does not
use any derivative instruments to reduce its exposure to fluctuations in foreign exchange rates. The Company is also exposed to inflation/deflation risk in Mexico.

Exposure to currency risk

As at
December 31, 2020,
the Company is exposed to currency risk through the following assets and liabilities denominated in currencies other than the functional currency of the applicable entity:

( in US$ equivalent )	Mexican peso	Canadian dollar

Cash	$21	$4,277
Accounts receivable	53	186
Receivable from Minera Juanicipio	658	-
Prepaid	19	-
Investments	-	11,951
Accounts payable	(61)	(379)
Lease obligations	-	(476)
Net assets exposure	$690	$15,559

Mexican peso relative to the US$

Although the majority of operating expenses in Mexico are both determined and denominated in US$, an appreciation in the Mexican peso relative to the US$ will slightly increase the Company's cost of operations in Mexico related to those operating costs denominated and determined in Mexican pesos. Alternatively, a depreciation in the Mexican peso relative to the US$ will decrease the Company's cost of operations in Mexico related to those operating costs denominated and determined in Mexican pesos.

An appreciation/depreciation in the Mexican peso against the US$ will also result in a gain/loss before tax to the extent that the Company holds net monetary assets (liabilities) in pesos. Specifically, the Company's foreign currency exposure is comprised of peso denominated cash, prepayments and value added taxes receivable, net of trade and other payables. The carrying amount of the Company's net peso denominated monetary assets at
December 31, 2020
is
13.9
million pesos (
December 31, 2019:
2.8
million pesos). A
10%
appreciation in the peso against the US$ would result in a gain before tax at
December 31, 2020
of
$69
(
December 31, 2019:
$15
), while a
10%
depreciation in the peso relative to the US$ would result in an equivalent loss before tax.

Mexican peso relative to the US$ - Investment in Juanicipio

The Company conducts the majority of its business through its equity interest in its associate, Minera Juanicipio (
see Note
6
). The Company accounts for this investment using the equity method, and recognizes the Company's
44%
share of earnings and losses of Minera Juanicipio. Minera Juanicipio also has a US$ functional currency, and is exposed to the same currency risks noted above for the Company.

An appreciation/depreciation in the Mexican peso against the US$ will also result in a gain/loss before tax and deferred taxes (
Notes
6
and
16
) in Minera Juanicipio to the extent that it holds net monetary assets (liabilities) in pesos, comprised of peso denominated cash, value added taxes receivable, net of trade and other payables. The carrying amount of Minera Juanicipio's net peso denominated monetary assets at
December 31, 2020
is
3.2
million pesos (
December 31, 2019:
257.3
million pesos). A
10%
appreciation in the peso against the US$ would result in a gain before tax at
December 31, 2020
of
$94
(
December 31, 2019:
$1,241
) in Minera Juanicipio, of which the Company would record
44%
or
$41
equity income pick-up (
December 31, 2019:
$546
), while a
10%
depreciation in the peso relative to the US$ would result in an equivalent gain.

In the year ended
December 31, 2020,
the Mexican Pesos devalued against the US$ from
18.87
Pesos/US$ on
December 31, 2019
to
19.94
on
December 31, 2020,
resulting in an exchange loss in Minera Juanicipio of
$606
(the Company's
44%
share
$267
).

C$ relative to the US$

The Company is exposed to gains and losses from fluctuations in the C$ relative to the US$.

As general and administrative overheads in Canada are denominated in C$, an appreciation in the C$ relative to the US$ will increase the Company's overhead costs as reported in US$. Alternatively, a depreciation in the C$ relative to the US$ will decrease the Company's overhead costs as reported in US$.

An appreciation/depreciation in the C$ against the US$ will result in a gain/loss to the extent that MAG, the parent entity, holds net monetary assets (liabilities) in C$. The carrying amount of the Company's net Canadian denominated monetary assets at
December 31, 2020
is
C$19.810
million (
December 31, 2019:
C$706
thousand). A
10%
appreciation in the C$ against the US$ would result in gain at
December 31, 2020
of
$1,556
(
December 31, 2019:
$54
) while a
10%
depreciation in the C$ relative to the US$ would result in an equivalent loss.

(e)	Interest rate risk

The Company's interest revenue earned on cash and cash equivalents is exposed to interest rate risk. A decrease in interest rates would result in lower relative interest income and an increase in interest rates would result in higher relative interest income.